LEASES	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

(7) Leases

Our operating leases primarily are office leases. The recognition of whether a contract contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset. As the office leases are over 12 months, the Company follows ASU No. 2016-02 and related standards (collectively ASC 842, Leases) and recognized operating lease ROU assets and operating lease obligations.

Supplemental balance sheet information for leases was as follows:

	March 31, September 30,
	2025 (unaudited)	2024
Operating lease:
Operating lease ROU assets	$56,132	$75,687

Current operating lease obligation	$39,736	$40,106
Total operating lease obligation	$39,736	$40,106

Operating lease expense for the six months ended March 31, 2025, and 2024 was $18,651 and $22,430, respectively.

(7) Leases

Our operating leases primarily are for offices. The recognition of whether a contract contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset. As the office lease is over 12 months, the Company follows ASC 842 and recognized operating lease ROU assets and operating lease obligations.

MAIUS PHARMACEUTICAL CO., LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024 AND 2023

(7) Leases (cont.)

Supplemental balance sheet information for leases was as follows:

	As of September 30,
	2024	2023
Operating lease:
ROU assets	$75,687	$27,023

Current operating lease obligation	$40,106	$22,087

Operating lease expense for the years ended September 30, 2024 and 2023 was $44,889 and $45,436, respectively.

The undiscounted future minimum lease payment schedule as of September 30, 2024 is as follows:

Within 1 year	$41,801
2026	26,601
Less: interest	2,019
Present value of lease liabilities	$66,383